FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Carrying amounts and fair values (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Aug. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENT
Fair value, financial assets		€ 8,478	€ 8,584
Level 3
FAIR VALUE MEASUREMENT
Fair value, financial liabilities	€ 33,597	18,143
Black forest term loan facility Loans | Level 3
FAIR VALUE MEASUREMENT
Fair value, financial liabilities		5,290
FVTPL
FAIR VALUE MEASUREMENT
Carrying amount, financial liabilities		40,843		€ 5,053
FVTPL | XJ Harbour Set-off agreement | Level 3
FAIR VALUE MEASUREMENT
Carrying amount, financial liabilities		9,459
Fair value, financial liabilities		9,459
FVTPL | Warrants | Level 1
FAIR VALUE MEASUREMENT
Carrying amount, financial liabilities		26,094
Fair value, financial liabilities		26,094
FVTPL | Black forest term loan facility Loans | Level 3
FAIR VALUE MEASUREMENT
Carrying amount, financial liabilities		5,290
FVTPL | XJ Harbour Set-off agreement | Level 1
FAIR VALUE MEASUREMENT
Carrying amount, financial liabilities		64,267
Fair value, financial liabilities		64,267
FLAC
FAIR VALUE MEASUREMENT
Carrying amount, financial liabilities		155,893		105,612
FLAC | Loans from banks
FAIR VALUE MEASUREMENT
Carrying amount, financial liabilities		1,191
FLAC | Black forest term loan facility
FAIR VALUE MEASUREMENT
Carrying amount, financial liabilities		574
FLAC | Loans from other third parties
FAIR VALUE MEASUREMENT
Carrying amount, financial liabilities		2,200		2,000
Fair value, financial liabilities				2,130
FLAC | Loans from shareholders
FAIR VALUE MEASUREMENT
Carrying amount, financial liabilities		21,000		21,000
Fair value, financial liabilities				22,365
FLAC | Loans from other related parties
FAIR VALUE MEASUREMENT
Carrying amount, financial liabilities		11,000		14,000
Fair value, financial liabilities				15
FLAC | Warrants | Level 1
FAIR VALUE MEASUREMENT
Carrying amount, financial liabilities				5,053
Fair value, financial liabilities				5,053
FLAC | Loans from banks
FAIR VALUE MEASUREMENT
Carrying amount, financial liabilities		1,232		2,219
FLAC | Loans from other third parties
FAIR VALUE MEASUREMENT
Carrying amount, financial liabilities		3,114		26,547
FLAC | Loans from shareholders
FAIR VALUE MEASUREMENT
Carrying amount, financial liabilities		4,611		8,694
FLAC | Loans from other related parties
FAIR VALUE MEASUREMENT
Carrying amount, financial liabilities		8,634		2,973
FLAC | Trade and related party payables
FAIR VALUE MEASUREMENT
Carrying amount, financial liabilities		38,071
FLAC | Trade payables and other liabilities
FAIR VALUE MEASUREMENT
Carrying amount, financial liabilities				28,179
AC
FAIR VALUE MEASUREMENT
Carrying amount, financial assets		35,286		42,212
AC | Other loans and investments
FAIR VALUE MEASUREMENT
Carrying amount, financial assets		3		66
Fair value, financial assets				66
AC | Other non-current financial assets
FAIR VALUE MEASUREMENT
Carrying amount, financial assets				69
AC | Trade receivables
FAIR VALUE MEASUREMENT
Carrying amount, financial assets		28,865		24,704
AC | Receivables from equity method investees
FAIR VALUE MEASUREMENT
Carrying amount, financial assets		4,435		4,207
AC | Other receivables
FAIR VALUE MEASUREMENT
Carrying amount, financial assets		353		4,599
AC | Receivables from shareholder
FAIR VALUE MEASUREMENT
Carrying amount, financial assets				4,711
AC | Restricted cash
FAIR VALUE MEASUREMENT
Carrying amount, financial assets		0		59
AC | Cash and cash equivalents
FAIR VALUE MEASUREMENT
Carrying amount, financial assets		1,574		3,791
AC | Other
FAIR VALUE MEASUREMENT
Carrying amount, financial assets				€ 5,243
FVTPL
FAIR VALUE MEASUREMENT
Carrying amount, financial assets		16,191
FVTPL | Group14 shares | Level 3
FAIR VALUE MEASUREMENT
Carrying amount, financial assets		8,478
Fair value, financial assets		8,478
FVTPL | XJ Harbour price protection cap derivative | Level 3
FAIR VALUE MEASUREMENT
Carrying amount, financial assets		7,713
Fair value, financial assets		7,713
FVTPL | Other non-current financial assets
FAIR VALUE MEASUREMENT
Carrying amount, financial assets		€ 9